Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from digital currency mining (note 3)	$ 24,190,060	$ 24,952,344	$ 3,553,362
Cost of digital currency mining
Cost of power	(14,537,261)	(5,835,227)	(4,163,007)
Other production costs	(3,223,525)	(1,237,537)
Depreciation and amortization	(10,709,108)	(3,281,143)	(3,387,043)
Miner lease and hosting agreement (note 3)	(2,517,503)	(3,469,287)
Gross profit (loss)	(6,797,337)	11,129,150	(3,996,688)
Expenses
Office and administrative expenses	(3,074,423)	(1,182,258)	(233,227)
Professional fees	(1,745,613)	(1,496,418)	(229,573)
Regulatory fees	(235,445)	(162,681)	(77,827)
Gain on sale of property, plant and equipment	1,140,658	1,552,295
Loss on settlement of debt	(294,306)	(390,290)
Foreign exchange gain	3,972,705	358,985
Gain (loss) on sale of digital currencies (note 3)	(11,574,330)	290,948	62,799
Loss on digital currency option calls	(1,950,000)
Other (expense) income	(50,834)	98,443	44,068
Change in fair value of amount owing for Miner Lease Agreement	1,693,088	528,875
Insurance proceeds			109,900
Share based compensation (note 16)	(3,296,238)	(7,804,271)	(1,247,551)
Loss on revaluation of digital currencies (note 3)	(3,256,530)
Impairment of goodwill (note 8)	(1,260,783)
Impairment of data miners (note 5)	(1,556,000)
Operating (loss) income	(28,285,388)	2,922,778	(5,568,099)
Revaluation of warrant liabilities (note 13)	32,010,637	1,551,013
Net financial expenses (note 20)	(238,204)	(332,814)	(258,427)
Private placements issuance costs	(695,170)	(4,973,051)
Net income (loss) before income taxes	2,791,875	(832,074)	(5,826,526)
Income tax expense		(127,340)
Deferred tax recovery (expense)	1,537,467	(2,173,279)	635,813
Net income (loss) for the year	4,329,342	(3,132,693)	(5,190,713)
Other comprehensive income (loss)
Items that will be reclassified to net income Foreign currency translation adjustment	(3,658,651)	48,906	118,162
Items that will not be reclassified to net income Revaluation of digital currencies, net of tax	(3,706,624)	1,724,123	1,982,501
Total comprehensive loss for the year	$ (3,035,933)	$ (1,359,664)	$ (3,090,050)
Basic income (loss) per share (note 17) (in Dollars per share)	$ 0.16	$ (0.14)	$ (0.44)
Diluted income (loss) per share (note 17) (in Dollars per share)	$ 0.16	$ (0.14)	$ (0.44)